Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2024
Right-Of-Use Assets And Lease Liabilities
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
13.1    Right-of-use assets

Reconciliation of changes in right-of-use assets as of December 31, 2024, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	18,299	25,458	—	855	28,581	73,193
Additions	110	12,247	—	1,245	19,435	33,037
Depreciation expenses	(738)	(7,150)	—	(1,129)	(13,648)	(22,665)
Transfer to property, plant and equipment	—	—	—	—	—	—
Other increases (decreases)	992	(7)	—	242	(722)	505
Total changes	364	5,090	—	358	5,065	10,877
Closing balance	18,663	30,548	—	1,213	33,646	84,070

Reconciliation of changes in right-of-use assets as of December 31, 2023, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	18,320	17,839	—	1,805	22,903	60,867
Additions	894	13,714	—	37	18,686	33,331
Depreciation expenses	(687)	(4,509)	—	(987)	(11,088)	(17,271)
Transfer to property, plant and equipment	—	—	—	—	—	—
Other increases (decreases)	(228)	(1,586)	—	—	(1,920)	(3,734)
Total changes	(21)	7,619	—	(950)	5,678	12,326
Closing balance	18,299	25,458	—	855	28,581	73,193
The Company’s lease activities included the following aspects:
(a)The nature of the Company’s lease activities is related to contracts focused primarily on business operations, mainly rights-of-use to equipment and real estate,
(b)The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as: (i) Variable lease payments, (ii) Extension options and termination options, (iii) Guaranteed residual value and (iv) Leases not yet undertaken but committed by the Company.
(c)These are not subject to restrictions or agreements imposed by contracts.
There were no sales transactions with leases later in the period.
13.2    Lease liabilities

Lease liabilities	As of December 31, 2024		As of December 31, 2023
	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	23,011	60,801	18,192	56,966
Total	23,011	60,801	18,192	56,966
i)    Current and non-current lease liabilities
(a)    As of December 31, 2024 and 2023, current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2024			Nominal amounts as of December 31,2024
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	Peso	3.42%	2,813	8,438	11,251	2,482	7,591	10,073
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	UF	2.47%	361	1,065	1,426	339	1,017	1,356
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Peso	3.52%	65	58	123	64	56	120
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.45%	658	1,911	2,569	589	1,724	2,313
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	3.75%	336	954	1,290	324	874	1,198
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	2	7	9	2	4	6
76.359.919-1	Orcoma SpA	Chile	Contract supplier	UF	2.35%	1	1	2	1	1	2
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.36%	687	1,999	2,686	683	1,989	2,672
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	5.05%	734	1,455	2,189	692	1,370	2,062
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican Peso	6.37%	317	537	854	290	475	765
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	121	364	485	97	296	393
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	5.25%	74	221	295	68	204	272
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.20%	370	929	1,299	316	823	1,139
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian Peso	12.86%	66	200	266	66	200	266
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	15	46	61	14	44	58
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	6.83%	31	91	122	31	91	122
Foreign	SQM India Private Limited	India	Contract supplier	INR	2.84%	9	26	35	9	26	35
Foreign	SQM Comercial Brasil	Brazil	Contract supplier	Brazilian real	2.55%	5	13	18	4	13	17
Foreign	SQM Japan Co. Ltd.	Japan	Contract supplier	JPY	2.38%	7	21	28	7	21	28
Foreign	SQM Shanghái Industrial Co	China	Contract supplier	CNY	2.46%	30	90	120	28	86	114
Total						6,702	18,426	25,128	6,106	16,905	23,011

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2023			Nominal amounts as of December 31,2023
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
93.007.000-9	SQM S.A.	Chile	Contract supplier	UF	3.49%	20	46	66	19	46	65
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	3.02%	344	1,034	1,378	321	977	1,298
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.54%	1,492	4,040	5,532	1,400	3,718	5,118
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.58%	726	1,863	2,589	645	1,640	2,285
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	UF	3.49%	18	43	61	18	42	60
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.97%	374	1,123	1,497	336	956	1,292
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.16%	2	7	9	2	2	4
76.359.919-1	Orcoma SpA	Chile	Contract supplier	UF	6.80%	1	2	3	1	2	3
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	4.93%	725	1,896	2,621	721	1,884	2,605
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	3.74%	711	2,131	2,842	633	1,953	2,586
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican peso	9.73%	262	789	1,051	240	747	987
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	1.30%	121	364	485	94	287	381
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	3.67%	106	267	373	97	244	341
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.20%	344	1,007	1,351	267	820	1,087
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	2.45%	5	17	22	5	17	22
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	15	48	63	14	44	58
Total						5,266	14,677	19,943	4,813	13,379	18,192
(b)    As of December 31, 2024 and 2023, the non-current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2024				Amounts at amortized cost as of December 31, 2024
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	Peso	3.42%	17,661	5,100	—	22,761	16,676	4,968	—	21,644
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	UF	2.39%	1,565	308	—	1,873	1,505	306	—	1,811
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Peso	6.02%	37	—	—	37	36	—	—	36
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	3.10%	3,730	4,040	—	7,770	3,382	3,905	—	7,287
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	4.23%	1,650	362	—	2,012	1,574	357	—	1,931
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	18	26	28	72	11	19	25	55
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	5.52%	562	6	—	568	542	6	—	548
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican peso	9.75%	766	574	—	1,340	663	549	—	1,212
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	4.46%	1,521	—	—	1,521	1,489	—	—	1,489
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.29%	3,253	15,998	—	19,251	3,249	15,998	—	19,247
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.43%	1,222	—	—	1,222	1,105	—	—	1,105
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	14.83%	1,200	—	—	1,200	1,198	—	—	1,198
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	970	1,455	647	3,072	823	1,332	633	2,788
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	76	16	—	92	60	16	—	76
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	8.01%	94	—	—	94	94	—	—	94
Foreign	SQM Soquimich Brasil	Brazil	Contract supplier	Brazilian real	2.62%	21	—	—	21	21	—	—	21
Foreign	SQM India Private Limited	India	Contract supplier	INR	2.84%	18	—	—	18	18	—	—	18
Foreign	SQM Japan Co. Ltd.	Japan	Contract supplier	JPY	2.38%	14	—	—	14	14	—	—	14
Foreign	SQM Shanghái Industrial Co	China	Contract supplier	CNY	2.46%	231	—	—	231	227	—	—	227
Total						34,609	27,885	675	63,169	32,687	27,456	658	60,801

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2023				Amounts at amortized cost as of December 31, 2023
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	2.61%	1,176	1,079	—	2,255	1,133	1,064	—	2,197
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.88%	6,185	3,728	—	9,913	5,901	3,630	—	9,531
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.06%	3,799	5,594	311	9,704	3,348	5,312	310	8,970
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.97%	1,844	969	181	2,994	2,020	938	173	3,131
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	18	26	37	81	8	12	41	61
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	4.99%	524	265	—	789	484	260	—	744
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican Peso	6.79%	91	—	—	91	90	—	—	90
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	5.25%	3,197	1,131	—	4,328	3,040	1,105	—	4,145
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	4.92%	5,624	18,236	—	23,860	5,618	16,916	—	22,534
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.20%	1,276	591	659	2,526	1,182	483	581	2,246
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	2.17%	1	—	—	1	1	—	—	1
Foreign	SQM Europe N.V	Belgium	Contract supplier	Euro	1.30%	485	485	2,586	3,556	393	405	2,383	3,181
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	61	61	16	138	58	60	17	135
Total						24,281	32,165	3,790	60,236	23,276	30,185	3,505	56,966
Other lease disclosures
Total lease expenses related to lease payments that did not qualify under the scope of IFRS 16 were ThUS$ 86,872, ThUS$ 88,754 and ThUS$ 78,880 for the periods ended December 31, 2024, 2023 and 2022. See Note 20.8.
Expenses related to variable payments not included in lease liabilities were ThUS$6,138, ThUS$4,700 and ThUS$3,631 for the periods ending December 31, 2024, 2023 and 2022.
Income from subleases on right-of-use assets were ThUS$0, ThUS$5 and ThUS$142 as of December 31, 2024, 2023 and 2022, respectively.
Payments for contractual operating leases are disclosed in Note 4.2 Liquidity Risk.